Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,250,000,000	1,250,000,000	635,000,000
Common stock, shares issued	18,138,685	14,075,524	10,719,806
Common stock, shares outstanding	18,138,685	14,075,524	10,719,806